Trade and Other Receivables - Summary of Loss Allowance and Impairment Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade and Other Receivables [Line Items]
Beginning balance	$ (322)	$ (341)
Decrease/(increase) in loss allowance for trade receivables	42	(33)
Reversals for decrease in loss rate		52
Ending balance	(280)	(322)
Net impairment gain/(loss) on financial assets	$ 42	$ (33)